Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share EPAM Systems, Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit | $ / shares	106.29
Maximum Aggregate Offering Price	$ 69,088,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,540.67
Offering Note

(1)
This Registration Statement on Form S-8 covers common stock, par value $0.001 per share (“Common Stock”), of EPAM Systems, Inc. (the “Registrant”) authorized for issuance under (i) the EPAM Systems, Inc. 2021 Employee Stock Purchase Plan (the “ESPP”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the ESPP by reason of any stock split, stock dividend or similar transaction involving the Common Stock.

(2)
The registration fee with respect to these shares of Common Stock has been computed in accordance with paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, based upon the average of the reported high and low sale price of a share of Common Stock on the NYSE on August 3, 2026.

(3)	Rounded up to the nearest cent.